Appendix III (Tables)	12 Months Ended
Dec. 31, 2022
Appendix III
Schedule of changes in other intangible assets

	Balance at		Business			Translation	Balance at
	12/31/2021	Additions	combinations	Transfers	Disposals	differences	12/31/2022

Development costs	801,606	39,835	943,857	—	(3,372)	40,159	1,822,085
Concessions, patents, licenses brands & similar	244,558	36,612	3,762	97	(3,907)	11,036	292,158
Computer software	330,491	31,299	50	1,881	(34,429)	11,699	340,991
Currently marketed products	1,083,301	—	—	—	—	65,561	1,148,862
Other intangible assets	156,009	1,323	307,927	(55)	(77,825)	12,418	399,797
Total cost of intangible assets	2,615,965	109,069	1,255,596	1,923	(119,533)	140,873	4,003,893
Accum. amort. of development costs	(168,366)	(28,160)	—	—	663	(3,581)	(199,444)
Accum. amort of concessions, patents, licenses, brands & similar	(64,176)	(12,321)	(332)	—	2,200	(2,702)	(77,331)
Accum. amort. of computer software	(200,291)	(30,357)	(12)	140	16,813	(6,598)	(220,305)
Accum. amort. of currently marketed products	(394,784)	(40,212)	—	—	—	(22,798)	(457,794)
Accum. amort. of other intangible assets	(81,298)	(12,603)	—	—	799	(4,687)	(97,789)
Total accum. amort intangible assets	(908,915)	(123,653)	(344)	140	20,475	(40,366)	(1,052,663)
Impairment of other intangible assets	(70,100)	(638)	—	79	76,302	(7,726)	(2,083)
Carrying amount of intangible assets	1,636,950	(15,222)	1,255,252	2,142	(22,756)	92,781	2,949,147

		(See note 3)

	Balance at		Business			Translation	Balance at
	31/12/2020	Additions	combinations	Transfers	Disposals	differences	31/12/2021

Development costs	701,390	34,671	24,027	—	(5,679)	47,197	801,606
Concessions, patents, licenses brands & similar	228,023	57	—	—	—	16,478	244,558
Computer software	279,651	33,516	—	3,315	(208)	14,217	330,491
Currently marketed products	1,004,665	—	—	—	—	78,636	1,083,301
Other intangible assets	156,644	—	—	—	(12,146)	11,511	156,009
Total cost of intangible assets	2,370,373	68,244	24,027	3,315	(18,033)	168,039	2,615,965
Accum. amort. of development costs	(125,875)	(44,612)	—	(60)	5,679	(3,498)	(168,366)
Accum. amort of concessions, patents, licenses, brands & similar	(51,197)	(9,909)	—	—	—	(3,070)	(64,176)
Accum. amort. of computer software	(167,124)	(25,474)	—	(101)	178	(7,770)	(200,291)
Accum. amort. of currently marketed products	(331,968)	(35,989)	—	—	—	(26,827)	(394,784)
Accum. amort. of other intangible assets	(71,430)	(4,265)	—	—	—	(5,603)	(81,298)
Total accum. amort intangible assets	(747,594)	(120,249)	0	(161)	5,857	(46,768)	(908,915)
Impairment of other intangible assets	(65,129)	(73)	—	—	—	(4,898)	(70,100)
Carrying amount of intangible assets	1,557,650	(52,078)	24,027	3,154	(12,176)	116,373	1,636,950